PROPERTY PLANT AND EQUIPMENT NET	12 Months Ended
Mar. 31, 2025
PROPERTY PLANT AND EQUIPMENT NET
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 4 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following as of March 31, 2025 and 2024:

	As of March 31,	As of March 31,
	2025	2024
Furniture, fixture and electronic equipment	$24,856	$-
Total property plant and equipment, at cost	24,856	-
Less: accumulated depreciation	-	-
Property, plant and equipment, net	$24,856	$-

As of March 31, 2025 and 2024, no property, plant and equipment has been pledged.

There was no depreciation expense recognized for the years ended March 31, 2025, 2024 and 2023.

There was no disposed property, plant and equipment recognized for the years ended March 31, 2025 and 2024.